Financial Instrument Risk Management - Credit Default Swaps by Underlying Financial Instrument Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Financial assets	$ 152,785	$ 143,061
Financial assets, at fair value	156,591	144,673
Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	1,227	1,356
Financial assets, at fair value	29	23
Single name credit default swap contracts: | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	1,227	1,333
Financial assets, at fair value	29	23
Single name credit default swap contracts: | AA | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	45	48
Financial assets, at fair value	1	1
Single name credit default swap contracts: | A | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	574	611
Financial assets, at fair value	9	9
Single name credit default swap contracts: | BBB | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	608	674
Financial assets, at fair value	19	13
Credit default swap index contracts | Credit default swap contract
Disclosure of external credit grades [line items]
Financial assets	0	23
Financial assets, at fair value	$ 0	$ 0